Unaudited Condensed Consolidated Interim Statement of Comprehensive Income - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement of comprehensive income [abstract]
(Loss)/profit for the period	[1]	£ (2,864.8)	£ 368.5	£ 950.1
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	[1]	412.3	78.2	(625.1)
Exchange adjustments recycled to the income statement on disposal of discontinued operations	[1]	(15.4)		(284.0)
Items that may be reclassified subsequently to profit or loss	[1]	396.9	78.2	(909.1)
Items that will not be reclassified subsequently to profit or loss:
Actuarial loss on defined benefit pension plans	[1]			(36.6)
Deferred tax on defined benefit pension plans	[1]			6.4
Movements on equity investments held at fair value through other comprehensive income	[1]	(102.4)	(75.7)	(141.4)
Items that will not be reclassified subsequently to profit or loss	[1]	(102.4)	(75.7)	(171.6)
Other comprehensive income/(loss) for the period	[1]	294.5	2.5	(1,080.7)
Total comprehensive (loss)/income for the period	[1]	(2,570.3)	371.0	(130.6)
Equity holders of the parent:
Continuing operations	[1]	(2,598.3)	280.5	180.0
Discontinued operations	[1]	(21.1)	50.4	(386.4)
Total Equity holders of the parent	[1]	(2,619.4)	330.9	(206.4)
Continuing operations	[1]	39.0	34.6	61.9
Discontinued operations	[1]	10.1	5.5	13.9
Total Non-controlling interests	[1]	49.1	40.1	75.8
Total comprehensive (loss)/income for the period	[1]	£ (2,570.3)	£ 371.0	£ (130.6)

[1]	Figures have been restated as described in the accounting policies.